Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER FUNDS
Entity Central Index Key	0000003521
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000059337 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class A
Trading Symbol	AOFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class A / AOFAX)	$64	1.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 789,401,281
Holdings Count | Holding	51	[2]
Investment Company Portfolio Turnover	44.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000059339 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class C
Trading Symbol	AOFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class C / AOFCX)	$99	2.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.03%	[3]
Net Assets	$ 789,401,281
Holdings Count | Holding	51	[4]
Investment Company Portfolio Turnover	44.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000059340 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class I
Trading Symbol	AOFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class I / AOFIX)	$62	1.26%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%	[5]
Net Assets	$ 789,401,281
Holdings Count | Holding	51	[6]
Investment Company Portfolio Turnover	44.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000095961 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Y
Trading Symbol	AOFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Y / AOFYX)	$42	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[7]
Net Assets	$ 789,401,281
Holdings Count | Holding	51	[8]
Investment Company Portfolio Turnover	44.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000179520 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Focus Fund
Class Name	Class Z
Trading Symbol	AGOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Focus Fund (Class Z / AGOZX)	$44	0.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[9]
Net Assets	$ 789,401,281
Holdings Count | Holding	51	[10]
Investment Company Portfolio Turnover	44.31%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$789,401,281
Total number of portfolio holdings[1]	51
Portfolio turnover rate	44.31%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Consumer Discretionary	0.9%
Health Care	43.1%
Industrials	40.6%
Information Technology	15.4%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

C000199574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 Fund
Class Name	Class Z
Trading Symbol	ATVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger 35 Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 Fund (Class Z / ATVPX)	$30	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[11]
Net Assets	$ 43,383,580
Holdings Count | Holding	35	[12]
Investment Company Portfolio Turnover	99.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$43,383,580
Total number of portfolio holdings[1]	35
Portfolio turnover rate	99.45%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.5%
Consumer Discretionary	9.6%
Financials	2.3%
Health Care	9.2%
Industrials	7.9%
Information Technology	52.8%
Utilities	2.4%
Short-Term Investments and Other Net Assets	0.3%
100.0%
†	Based on net assets

C000193201 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Z
Trading Symbol	ASMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Z / ASMZX)	$50	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[13]
Net Assets	$ 279,879,322
Holdings Count | Holding	50	[14]
Investment Company Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000095960 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class Y
Trading Symbol	ASYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class Y / ASYMX)	$45	0.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[15]
Net Assets	$ 279,879,322
Holdings Count | Holding	50	[16]
Investment Company Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000156505 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class Z
Trading Symbol	AHSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class Z / AHSZX)	$40	0.77%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[17]
Net Assets	$ 60,835,522
Holdings Count | Holding	58	[18]
Investment Company Portfolio Turnover	163.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$60,835,522
Total number of portfolio holdings[1]	58
Portfolio turnover rate	163.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	0.6%
Health Care	88.6%
Materials	2.6%
Real Estate	5.3%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000024915 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class A
Trading Symbol	AHSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class A / AHSAX)	$62	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[19]
Net Assets	$ 60,835,522
Holdings Count | Holding	58	[20]
Investment Company Portfolio Turnover	163.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$60,835,522
Total number of portfolio holdings[1]	58
Portfolio turnover rate	163.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	0.6%
Health Care	88.6%
Materials	2.6%
Real Estate	5.3%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000024917 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Health Sciences Fund
Class Name	Class C
Trading Symbol	AHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Health Sciences Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Health Sciences Fund (Class C / AHSCX)	$104	2.02%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.02%	[21]
Net Assets	$ 60,835,522
Holdings Count | Holding	58	[22]
Investment Company Portfolio Turnover	163.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$60,835,522
Total number of portfolio holdings[1]	58
Portfolio turnover rate	163.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]	Sector Allocation †
Financials	0.6%
Health Care	88.6%
Materials	2.6%
Real Estate	5.3%
Short-Term Investments and Other Net Assets	2.9%
100.0%
†	Based on net assets

C000024918 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class A
Trading Symbol	ALMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class A / ALMAX)	$67	1.34%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[23]
Net Assets	$ 279,879,322
Holdings Count | Holding	50	[24]
Investment Company Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000024920 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class C
Trading Symbol	ALMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class C / ALMCX)	$107	2.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.14%	[25]
Net Assets	$ 279,879,322
Holdings Count | Holding	50	[26]
Investment Company Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000051550 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Specialized Growth Fund
Class Name	Class I
Trading Symbol	ASIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Weatherbie Specialized Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Specialized Growth Fund (Class I / ASIMX)	$73	1.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%	[27]
Net Assets	$ 279,879,322
Holdings Count | Holding	50	[28]
Investment Company Portfolio Turnover	37.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$279,879,322
Total number of portfolio holdings[1]	50
Portfolio turnover rate	37.29%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Consumer Discretionary	10.7%
Energy	1.0%
Financials	11.0%
Health Care	18.9%
Industrials	35.8%
Information Technology	16.5%
Real Estate	4.9%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000024912 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ACAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class A / ACAAX)	$61	1.23%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[29]
Net Assets	$ 2,673,454,626
Holdings Count | Holding	81	[30]
Investment Company Portfolio Turnover	33.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$2,673,454,626
Total number of portfolio holdings[1]	81
Portfolio turnover rate	33.20%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.3%
Consumer Discretionary	12.1%
Consumer Staples	0.2%
Energy	0.7%
Financials	1.9%
Health Care	6.9%
Industrials	5.7%
Information Technology	56.6%
Materials	0.2%
Real Estate	0.7%
Utilities	2.1%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000024914 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class C
Trading Symbol	ALCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class C / ALCCX)	$98	1.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.99%	[31]
Net Assets	$ 2,673,454,626
Holdings Count | Holding	81	[32]
Investment Company Portfolio Turnover	33.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$2,673,454,626
Total number of portfolio holdings[1]	81
Portfolio turnover rate	33.20%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.3%
Consumer Discretionary	12.1%
Consumer Staples	0.2%
Energy	0.7%
Financials	1.9%
Health Care	6.9%
Industrials	5.7%
Information Technology	56.6%
Materials	0.2%
Real Estate	0.7%
Utilities	2.1%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000095959 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Fund
Class Name	Class Z
Trading Symbol	ACAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Capital Appreciation Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Fund (Class Z / ACAZX)	$43	0.86%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[33]
Net Assets	$ 2,673,454,626
Holdings Count | Holding	81	[34]
Investment Company Portfolio Turnover	33.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$2,673,454,626
Total number of portfolio holdings[1]	81
Portfolio turnover rate	33.20%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.3%
Consumer Discretionary	12.1%
Consumer Staples	0.2%
Energy	0.7%
Financials	1.9%
Health Care	6.9%
Industrials	5.7%
Information Technology	56.6%
Materials	0.2%
Real Estate	0.7%
Utilities	2.1%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000156504 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	AMCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class Z / AMCZX)	$44	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[35]
Net Assets	$ 278,855,342
Holdings Count | Holding	68	[36]
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets

C000024909 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	AMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class A / AMGAX)	$59	1.21%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[37]
Net Assets	$ 278,855,342
Holdings Count | Holding	68	[38]
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets

C000024911 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	AMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class C / AMGCX)	$99	2.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.03%	[39]
Net Assets	$ 278,855,342
Holdings Count | Holding	68	[40]
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets

C000024910 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	AMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Fund (Class B / AMCGX)	$68	1.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[41]
Net Assets	$ 278,855,342
Holdings Count | Holding	68	[42]
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$278,855,342
Total number of portfolio holdings[1]	68
Portfolio turnover rate	43.28%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	3.9%
Consumer Discretionary	12.4%
Consumer Staples	2.6%
Energy	0.9%
Financials	7.0%
Health Care	13.0%
Industrials	29.1%
Information Technology	22.1%
Materials	1.8%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	2.2%
100.0%
†	Based on net assets

C000111113 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class Z
Trading Symbol	AGIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class Z / AGIZX)	$32	0.61%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[43]
Net Assets	$ 892,240,244
Holdings Count | Holding	78	[44]
Investment Company Portfolio Turnover	1.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$892,240,244
Total number of portfolio holdings[1]	78
Portfolio turnover rate	1.80%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.8%
Consumer Discretionary	6.9%
Consumer Staples	5.1%
Energy	4.5%
Financials	12.5%
Health Care	8.5%
Industrials	5.1%
Information Technology	33.0%
Materials	2.1%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	5.3%
100.0%
†	Based on net assets

C000024906 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class A
Trading Symbol	ALBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class A / ALBAX)	$48	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[45]
Net Assets	$ 892,240,244
Holdings Count | Holding	78	[46]
Investment Company Portfolio Turnover	1.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$892,240,244
Total number of portfolio holdings[1]	78
Portfolio turnover rate	1.80%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.8%
Consumer Discretionary	6.9%
Consumer Staples	5.1%
Energy	4.5%
Financials	12.5%
Health Care	8.5%
Industrials	5.1%
Information Technology	33.0%
Materials	2.1%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	5.3%
100.0%
†	Based on net assets

C000024908 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Fund
Class Name	Class C
Trading Symbol	ALBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Growth & Income Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Fund (Class C / ALBCX)	$87	1.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%	[47]
Net Assets	$ 892,240,244
Holdings Count | Holding	78	[48]
Investment Company Portfolio Turnover	1.80%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$892,240,244
Total number of portfolio holdings[1]	78
Portfolio turnover rate	1.80%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.8%
Consumer Discretionary	6.9%
Consumer Staples	5.1%
Energy	4.5%
Financials	12.5%
Health Care	8.5%
Industrials	5.1%
Information Technology	33.0%
Materials	2.1%
Real Estate	2.8%
Utilities	1.4%
Short-Term Investments and Other Net Assets	5.3%
100.0%
†	Based on net assets

C000232602 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	ASCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Z / ASCZX)	$50	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[49]
Net Assets	$ 190,673,610
Holdings Count | Holding	108	[50]
Investment Company Portfolio Turnover	8.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000095958 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	ASCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class Y / ASCYX)	$42	0.84%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[51]
Net Assets	$ 190,673,610
Holdings Count | Holding	108	[52]
Investment Company Portfolio Turnover	8.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000024905 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class C
Trading Symbol	AGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class C / AGSCX)	$106	2.12%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.12%	[53]
Net Assets	$ 190,673,610
Holdings Count | Holding	108	[54]
Investment Company Portfolio Turnover	8.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000024903 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class A
Trading Symbol	ALSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class A / ALSAX)	$66	1.32%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[55]
Net Assets	$ 190,673,610
Holdings Count | Holding	108	[56]
Investment Company Portfolio Turnover	8.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000024904 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Fund
Class Name	Class B
Trading Symbol	ALSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Small Cap Growth Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Fund (Class B / ALSCX)	$55	1.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[57]
Net Assets	$ 190,673,610
Holdings Count | Holding	108	[58]
Investment Company Portfolio Turnover	8.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$190,673,610
Total number of portfolio holdings[1]	108
Portfolio turnover rate	8.42%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.8%
Consumer Discretionary	7.5%
Consumer Staples	0.9%
Energy	0.5%
Financials	2.7%
Health Care	33.0%
Industrials	28.6%
Information Technology	24.1%
Materials	0.1%
Utilities	0.6%
Short-Term Investments and Other Net Assets	1.2%
100.0%
†	Based on net assets

C000024900 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class A
Trading Symbol	ALGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class A / ALGAX)	$62	1.23%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[59]
Net Assets	$ 172,192,294
Holdings Count | Holding	40	[60]
Investment Company Portfolio Turnover	28.03%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets

C000024901 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class B
Trading Symbol	AFGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class B / AFGPX)	$64	1.28%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[61]
Net Assets	$ 172,192,294
Holdings Count | Holding	40	[62]
Investment Company Portfolio Turnover	28.03%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets

C000095957 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class Z
Trading Symbol	ALCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class Z / ALCZX)	$43	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[63]
Net Assets	$ 172,192,294
Holdings Count | Holding	40	[64]
Investment Company Portfolio Turnover	28.03%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets

C000039971 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class I
Trading Symbol	AIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class I / AIGIX)	$62	1.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[65]
Net Assets	$ 172,192,294
Holdings Count | Holding	40	[66]
Investment Company Portfolio Turnover	28.03%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets

C000024902 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Opportunities Fund
Class Name	Class C
Trading Symbol	ALGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Opportunities Fund (Class C / ALGCX)	$102	2.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.04%	[67]
Net Assets	$ 172,192,294
Holdings Count | Holding	40	[68]
Investment Company Portfolio Turnover	28.03%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$172,192,294
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Belgium	1.8%
Brazil	5.4%
Canada	6.6%
China	2.9%
Denmark	3.4%
France	1.6%
Germany	4.5%
Greece	2.7%
Hungary	1.4%
Italy	4.5%
Japan	20.3%
Netherlands	1.7%
Norway	2.0%
Peru	2.5%
South Korea	8.4%
Spain	4.6%
Sweden	1.8%
Switzerland	1.7%
Taiwan	8.3%
United Kingdom	7.1%
United States	4.4%
Short-Term Investments and Net Other Assets	2.4%
100.0%
†	Based on net assets

C000248570 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Z
Trading Symbol	CNEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Z / CNEZX)	$28	0.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[69]
Net Assets	$ 8,811,882
Holdings Count | Holding	29	[70]
Investment Company Portfolio Turnover	29.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets

C000248568 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class I
Trading Symbol	CNEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class I / CNEIX)	$40	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[71]
Net Assets	$ 8,811,882
Holdings Count | Holding	29	[72]
Investment Company Portfolio Turnover	29.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets

C000248569 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class Y
Trading Symbol	CNEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class Y / CNEYX)	$28	0.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[73]
Net Assets	$ 8,811,882
Holdings Count | Holding	29	[74]
Investment Company Portfolio Turnover	29.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets

C000248571 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class A
Trading Symbol	CNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class A / CNEAX)	$40	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[75]
Net Assets	$ 8,811,882
Holdings Count | Holding	29	[76]
Investment Company Portfolio Turnover	29.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets

C000248567 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity Fund
Class Name	Class C
Trading Symbol	CNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity Fund (Class C / CNECX)	$78	1.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[77]
Net Assets	$ 8,811,882
Holdings Count | Holding	29	[78]
Investment Company Portfolio Turnover	29.34%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$8,811,882
Total number of portfolio holdings[1]	29
Portfolio turnover rate	29.34%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	11.3%
Consumer Discretionary	12.6%
Financials	1.5%
Health Care	4.3%
Industrials	10.4%
Information Technology	55.5%
Utilities	2.7%
Short-Term Investments and Other Net Assets	1.7%
100.0%
†	Based on net assets

C000206144 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class I
Trading Symbol	AFOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class I / AFOIX)	$55	1.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%	[79]
Net Assets	$ 317,706,767
Holdings Count | Holding	50	[80]
Investment Company Portfolio Turnover	96.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets

C000225967 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Y
Trading Symbol	ALOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Y / ALOYX)	$35	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[81]
Net Assets	$ 317,706,767
Holdings Count | Holding	50	[82]
Investment Company Portfolio Turnover	96.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets

C000206145 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class Z
Trading Symbol	AFOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class Z / AFOZX)	$39	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[83]
Net Assets	$ 317,706,767
Holdings Count | Holding	50	[84]
Investment Company Portfolio Turnover	96.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets

C000228969 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class A
Trading Symbol	ALOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class A / ALOAX)	$54	1.11%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[85]
Net Assets	$ 317,706,767
Holdings Count | Holding	50	[86]
Investment Company Portfolio Turnover	96.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets

C000228970 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Focus Fund
Class Name	Class C
Trading Symbol	ALOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap Focus Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Focus Fund (Class C / ALOCX)	$91	1.88%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.88%	[87]
Net Assets	$ 317,706,767
Holdings Count | Holding	50	[88]
Investment Company Portfolio Turnover	96.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$317,706,767
Total number of portfolio holdings[1]	50
Portfolio turnover rate	96.30%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	1.0%
Consumer Discretionary	3.5%
Financials	1.2%
Health Care	24.6%
Industrials	33.0%
Information Technology	29.0%
Materials	1.3%
Utilities	1.9%
Short-Term Investments and Other Net Assets	4.5%
100.0%
†	Based on net assets

C000248576 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class A
Trading Symbol	AIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class A / AIFAX)	$42	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[89]
Net Assets	$ 22,854,360
Holdings Count | Holding	60	[90]
Investment Company Portfolio Turnover	89.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets

C000248572 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class C
Trading Symbol	AAICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class C / AAICX)	$80	1.58%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[91]
Net Assets	$ 22,854,360
Holdings Count | Holding	60	[92]
Investment Company Portfolio Turnover	89.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets

C000248573 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class I
Trading Symbol	AIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class I / AIFIX)	$42	0.83%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[93]
Net Assets	$ 22,854,360
Holdings Count | Holding	60	[94]
Investment Company Portfolio Turnover	89.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets

C000248574 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Y
Trading Symbol	AAIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Y / AAIYX)	$29	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[95]
Net Assets	$ 22,854,360
Holdings Count | Holding	60	[96]
Investment Company Portfolio Turnover	89.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets

C000248575 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters Fund
Class Name	Class Z
Trading Symbol	AAIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters Fund (Class Z / AAIZX)	$29	0.58%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[97]
Net Assets	$ 22,854,360
Holdings Count | Holding	60	[98]
Investment Company Portfolio Turnover	89.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$22,854,360
Total number of portfolio holdings[1]	60
Portfolio turnover rate	89.63%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	13.4%
Consumer Discretionary	12.4%
Financials	1.3%
Health Care	2.6%
Industrials	3.2%
Information Technology	65.0%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets

C000261739 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Small Cap Fund
Class Name	Class A
Trading Symbol	AFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class A / AFAIX)	$62	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[99]
Net Assets	$ 4,041,614
Holdings Count | Holding	47	[100]
Investment Company Portfolio Turnover	21.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month periodperiod ended April 30, 2026.
Fund net assets	$4,041,614
Total number of portfolio holdings[1]	47
Portfolio turnover rate	21.97%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Australia	1.0%
Austria	2.2%
Belgium	2.5%
Brazil	2.9%
Canada	5.2%
Denmark	3.0%
France	4.2%
Germany	6.6%
Hong Kong	4.2%
Israel	4.9%
Italy	9.5%
Japan	31.5%
Spain	1.8%
Sweden	3.7%
Switzerland	2.1%
United Kingdom	12.5%
Short-Term Investments and Net Other Assets	2.2%
100.0%
†	Based on net assets

C000261740 [Member]
Shareholder Report [Line Items]
Fund Name	Alger International Small Cap Fund
Class Name	Class Z
Trading Symbol	AZISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger International Small Cap Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger International Small Cap Fund (Class Z / AZISX)	$44	0.85%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[101]
Net Assets	$ 4,041,614
Holdings Count | Holding	47	[102]
Investment Company Portfolio Turnover	21.97%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month periodperiod ended April 30, 2026.
Fund net assets	$4,041,614
Total number of portfolio holdings[1]	47
Portfolio turnover rate	21.97%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Australia	1.0%
Austria	2.2%
Belgium	2.5%
Brazil	2.9%
Canada	5.2%
Denmark	3.0%
France	4.2%
Germany	6.6%
Hong Kong	4.2%
Israel	4.9%
Italy	9.5%
Japan	31.5%
Spain	1.8%
Sweden	3.7%
Switzerland	2.1%
United Kingdom	12.5%
Short-Term Investments and Net Other Assets	2.2%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Annualized.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Annualized.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Annualized.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Annualized.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[11]	Annualized.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[13]	Annualized.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[15]	Annualized.
[16]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[17]	Annualized.
[18]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[19]	Annualized.
[20]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[21]	Annualized.
[22]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[23]	Annualized.
[24]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[25]	Annualized.
[26]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[27]	Annualized.
[28]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[29]	Annualized.
[30]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[31]	Annualized.
[32]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[33]	Annualized.
[34]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[35]	Annualized.
[36]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[37]	Annualized.
[38]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[39]	Annualized.
[40]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[41]	Annualized.
[42]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[43]	Annualized.
[44]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[45]	Annualized.
[46]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[47]	Annualized.
[48]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[49]	Annualized.
[50]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[51]	Annualized.
[52]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[53]	Annualized.
[54]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[55]	Annualized.
[56]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[57]	Annualized.
[58]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[59]	Annualized.
[60]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[61]	Annualized.
[62]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[63]	Annualized.
[64]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[65]	Annualized.
[66]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[67]	Annualized.
[68]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[69]	Annualized.
[70]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[71]	Annualized.
[72]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[73]	Annualized.
[74]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[75]	Annualized.
[76]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[77]	Annualized.
[78]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[79]	Annualized.
[80]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[81]	Annualized.
[82]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[83]	Annualized.
[84]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[85]	Annualized.
[86]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[87]	Annualized.
[88]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[89]	Annualized.
[90]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[91]	Annualized.
[92]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[93]	Annualized.
[94]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[95]	Annualized.
[96]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[97]	Annualized.
[98]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[99]	Annualized.
[100]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[101]	Annualized.
[102]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.